Document and Entity Information	Aug. 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001419041
Document Type	8-K
Document Period End Date	Aug. 12, 2022
Entity Registrant Name	FORTE BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38052
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	3060 Pegasus Park Dr.
Entity Address, Address Line Two	Building 6
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(310)
Local Phone Number	618-6994
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true